CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 313,278	$ 377,542
Short-term investments	317,718	634,158
Accounts receivable	97,988	83,580
Other receivables, prepayments and deposits	54,214	81,041
Inventories	56,690	35,755
Total current assets	839,888	1,212,076
Property, plant and equipment	75,947	41,275
Right-of-use assets	8,722	11,879
Deferred tax assets	15,366	9,401
Investments in equity investees	73,777	76,479
Other non-current assets	15,745	21,551
Total assets	1,029,445	1,372,661
Current liabilities
Accounts payable	71,115	41,177
Other payables, accruals and advance receipts	264,621	210,839
Bank borrowings		26,905
Income tax payable	1,112	15,546
Other current liabilities	17,055	17,191
Total current liabilities	353,903	311,658
Lease liabilities	5,196	7,161
Deferred tax liabilities	2,710	2,765
Long-term bank borrowings	18,104
Other non-current liabilities	12,662	11,563
Total liabilities	392,575	333,147
Commitments and contingencies
Company's shareholders' equity
Ordinary shares; $0.10 par value; 1,500,000,000 shares authorized; 864,775,340 and 864,530,850 shares issued at December 31, 2022 and 2021 respectively	86,478	86,453
Additional paid-in capital	1,497,273	1,505,196
Accumulated losses	(971,481)	(610,328)
Accumulated other comprehensive (loss)/income	(1,903)	5,572
Total Company's shareholders' equity	610,367	986,893
Non-controlling interests	26,503	52,621
Total shareholders' equity	636,870	1,039,514
Total liabilities and shareholders' equity	$ 1,029,445	$ 1,372,661